Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 26, 2022
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
Empiric 2500 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Empiric 2500 Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its benchmark from the Bloomberg 2500 Index to the MSCI USA Small Cap Index because the MSCI USA Small Cap Index better represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MUTUAL FUND SERIES TRUST

Empiric 2500 Fund

(the “Fund”)

Class A: EMCAX     Class C: EMCCX

August 26, 2022

The following information supplements certain information contained in the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated February 1, 2022

Effective September 23, 2022, the Fund’s name will change to the “Empiric Fund.” All references to “Empiric 2500 Fund” in the Prospectus, Summary Prospectus and Statement of Additional Information are hereby replaced with “Empiric Fund.”

The Fund’s benchmark will also change from the Bloomberg 2500 Index to the MSCI USA Small Cap Index. The Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns

(for the periods ended December 31, 2021)

Class A	1 Year	5 Year	10 Year
Return Before Taxes	9.41%	14.09%	12.16%
Return After Taxes on Distributions	9.27%	13.68%	10.99%
Return After Taxes on Distributions and Sale of Fund Shares	5.66%	11.29%	9.49%
Class C
Return Before Taxes	15.21%	14.59%	11.98%
MSCI USA Small Cap Index (reflects no deduction for fees, expenses or taxes)*	19.56%	13.84%	14.52%
Bloomberg 2500 Index (reflects no deduction for fees, expenses or taxes)*	18.63%	13.65%	14.33%

*	The Fund has changed its benchmark from the Bloomberg 2500 Index to the MSCI USA Small Cap Index because the MSCI USA Small Cap Index better represents the Fund’s investment strategy.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated February 1, 2022, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-839-7424 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

Empiric 2500 Fund | MSCI USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.56%	[1]
5 Years	rr_AverageAnnualReturnYear05	13.84%	[1]
10 Years	rr_AverageAnnualReturnYear10	14.52%	[1]
Empiric 2500 Fund | Bloomberg 2500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.63%	[1]
5 Years	rr_AverageAnnualReturnYear05	13.65%	[1]
10 Years	rr_AverageAnnualReturnYear10	14.33%	[1]
Empiric 2500 Fund | Empiric 2500 Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMCAX
1 Year	rr_AverageAnnualReturnYear01	9.41%
5 Years	rr_AverageAnnualReturnYear05	14.09%
10 Years	rr_AverageAnnualReturnYear10	12.16%
Empiric 2500 Fund | Empiric 2500 Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.27%
5 Years	rr_AverageAnnualReturnYear05	13.68%
10 Years	rr_AverageAnnualReturnYear10	10.99%
Empiric 2500 Fund | Empiric 2500 Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.66%
5 Years	rr_AverageAnnualReturnYear05	11.29%
10 Years	rr_AverageAnnualReturnYear10	9.49%
Empiric 2500 Fund | Empiric 2500 Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMCCX
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	14.59%
10 Years	rr_AverageAnnualReturnYear10	11.98%

[1]	The Fund has changed its benchmark from the Bloomberg 2500 Index to the MSCI USA Small Cap Index because the MSCI USA Small Cap Index better represents the Fund’s investment strategy.